Other Income - Additional Information (Detail) - EUR (€)		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Other income	[1]	€ 296,000,000	€ 151,000,000
Other income		79,000,000
Foreign exchange gain		€ 119,000,000

[1]	Other income includes Result from associates and joint ventures, Net operating lease income, Net result on derecognition of financial assets at amortised cost, and Other.